Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	LORD ABBETT MUNICIPAL INCOME FUND INC
Central Index Key	0000737800
Amendment Flag	false
Document Creation Date	Mar. 29, 2017
Document Effective Date	Apr. 01, 2017
Prospectus Date	Apr. 01, 2017